Shareholders' capital	6 Months Ended
Jun. 30, 2020
Shareholders' capital
Schedule of number of shares outstanding

8.Shareholders’ capital

On June 30, 2020, argenx SE’s share capital was represented by 47.108.499 shares. All shares were issued, fully paid up and of the same class. The table below summarizes our capital increases, as a result of the global offering and the exercise of stock options under the argenx Employee Stock Option Plan, for the period ended June 30, 2020.

Number of shares outstanding on December 31, 2019	42,761,528
Exercise of options	139,679
Global public offering on Euronext and Nasdaq on May 28, 2020	3,658,515
Over-allotment option exercised by underwriters on May 29, 2020	548,777
Number of shares outstanding on June 30, 2020	47,108,499

On May 12, 2020, at the annual general meeting, the shareholders of the Company approved the authorization to the Board to issue:

•	A maximum of 10% of the then-outstanding share capital for a period of 18 months
•	A maximum of 10% of the then-outstanding share capital for a period till December 31, 2020

On May 28, 2020, argenx SE offered 3,658,515 of its ordinary shares through a global offering which consisted of (i) a public offering of 2,584,138 ADSs in the U.S. and certain other countries outside the European Economic Area (EEA) at a price of $205.00 per ADS, before underwriting discounts and commissions and offering expenses; and (ii) a concurrent private placement of 1.074.377 ordinary shares in the European Economic Area at a price of €186.52 per share, before underwriting discounts and commissions and offering expenses. On May 29, 2020, the underwriters of the offering exercised their over-allotment option to purchase 548,777 additional ADSs in full. As a result, argenx SE received €778.1 million in gross proceeds from this offering, decreased by €47.4 million of underwriter discounts and commissions, and offering expenses, of which €47.1 million has been deducted from equity. The total net cash proceeds from the offering amounted to €730.7 million.